EATON VANCE MUNICIPALS TRUST II The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8354

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust II (the “Registrant”) (1933 Act File No. 33-71320) certifies (a) that the forms of prospectuses and statements of additional information dated June 1, 2008 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 27 (“Amendment No. 27”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 27 was filed electronically with the Commission (Accession No. 0000940394-08-000800) on May 29, 2008.

Eaton Vance Insured Municipals Fund
(formerly Eaton Vance Florida Plus Insured Municipals Fund)
Eaton Vance Hawaii Municipals Fund
Eaton Vance High Yield Municipals Fund
Eaton Vance Kansas Municipals Fund

EATON VANCE MUNICIPALS TRUST II

By: /s/ Maureen A. Gemma
Maureen A. Gemma
Assistant Secretary

Date: June 2, 2008